Taxation - Summary of Recovery of Deferred Income Tax (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets [Abstract]
to be recovered after more than 12 months	¥ 33	¥ 42
to be recovered within 12 months	394	391
Total deferred tax assets	427	433
Set-off of deferred tax assets pursuant to set-off provisions	(75)	(86)
Net deferred tax assets	352	347
Deferred tax liabilities [Abstract]
to be recovered after more than 12 months	139	182
to be recovered within 12 months	175	115
Total deferred tax liabilities	314	297
Set-off of deferred tax liabilities pursuant to set-off provisions	(75)	(86)
Net deferred tax liabilities	¥ 239	¥ 211